                       Montgomery Institutional Series:

                          Emerging Markets Portfolio


                                Annual Report
                                 June 30, 1998

                                    [LOGO]
                               Invest Wisely.(R)

                             The Montgomery Funds

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights
June 30, 1998
-------------------------------------------------------------------------------
INVESTMENT REVIEW

     Q:  HOW DID THE FUND PERFORM DURING THE YEAR?

     A: The year ended June 30, 1998, was the most difficult 12-month period since the Fund's inception in 1993. The Fund returned -38.06 %, compared with-38.58% for the IFC Global Composite Index. Of the 33 emerging markets included in the index, only eight showed positive results for the year. Most markets suffered double-digit losses with Russia, Indonesia, and Thailand each declining by more than 50%.

     Q:  WHAT WERE SOME OF THE CONTRIBUTING FACTORS?

     A: The global rout can be traced largely to events in Southeast Asia, where a series of currency devaluations dampened investor sentiment considerably in 1997. The markets rebounded sharply in the first quarter after the announcement of several IMF-sponsored bailout packages, but sentiment again turned sour when a declining Yen and a confirmed recession in Japan renewed worries that Southeast Asian economies would suffer additional devaluations. The financial turmoil was aggravated by non-economic events including riots in Indonesia and nuclear testing in India and Pakistan.

         The IFC Global Latin America Index declined 25% for the year. Latin American markets were hurt by the general decline in investor sentiment for emerging markets as well as concerns about lower commodities prices. Latin America is an important supplier of agricultural products and metals. A drop in the price of oil added to already negative investor sentiment in Venezuela, given that economy's reliance on oil-related exports. Brazil was hit hard by profit taking despite the implementation of major privatization programs. The Argentinean market dropped, too, on concerns about its ability to maintain its convertibility plan when other emerging market currencies have become more competitive. Chile, which fared relatively well following the devaluation of the Mexican Peso in 1994, also suffered in recent months due to lower copper prices, (its main export item) and because roughly a third of its exports go to Asia.

         Among the emerging markets, the developing economies of Europe displayed the best performance. Investors sought safety from Asia in countries such as Poland and Hungary, which stand to benefit from next year's EMU and are candidates for accession to the European Union. The standout performers, however, were Greece and Portugal, returning 46.3% and 56.6%, respectively, due to significant declines in interest rates.


PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Josephine S. Jimenez, CFA
 ..................Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA
 ..................Senior Portfolio Manager
Frank Chiang......Portfolio Manager
Jesus Duarte......Portfolio Manager
Jose Fiuza........Regional Portfolio Manager
Stuart Quint, CFA
 ..................Regional Portfolio Manager
Rajesh Varma......Regional Portfolio Manager
--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Average annual total returns for the period
              ended 6/30/98
--------------------------------------------------------------------------------
     MONTGOMERY INSTITUTIONAL SERIES:
       EMERGING MARKETS PORTFOLIO

Since inception (12/17/93)........   -6.62%
1 year............................  -38.06%
3 years...........................   -6.34%

   MSCI EMERGING MARKETS FREE INDEX/1/

Since 12/31/93....................   -8.56%
1 year............................  -39.08%
3 years...........................   -9.33%

      IFC GLOBAL COMPOSITE INDEX/2/

Since 12/31/93....................   -8.31%
1 year............................  -38.58%
3 years...........................   -9.47%
--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/1/ The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of emerging markets countries.

/2/ The IFC Global Composite Index is comprised of more than 1,900 individual stocks from developing countries in Asia, Latin America, Middle East, Africa and Europe.

Montgomery Institutional Series:      MSCI Emerging Markets      IFC GlobaL
Emerging Markets Portfolio            Free Index\+1              Composite Index\+2
12/20/93                              10000
12/93             10154                10000                      10000
1/94              10036                10182                      10298
2/94              9632                 10000                      9947
3/94              9010                 9095                       9120
4/94              8994                 8913                       9172
5/94              9284                 9218                       9413
6/94              8742                 8964                       9240
7/94              9272                 9521                       9827
8/94              10282                10703                      10896
9/94              10416                10825                      11238
10/94             10384                10630                      11000
11/94             9798                 10077                      10529
12/94             9215                 9268                       9947
1/95              8200                 8282                       8817
2/95              8226                 8070                       8706
3/95              8172                 8121                       8671
4/95              8320                 8486                       8807
5/95              8874                 8938                       9141
6/95              8924                 8964                       9123
7/95              9179                 9165                       9296
8/95              8822                 8949                       8935
9/95              8752                 8907                       8989
10/95             8466                 8566                       8724
11/95             8240                 8413                       8476
12/95             8558                 8787                       8721
1/96              9155                 9412                       9171
2/96              8964                 9262                       9113
3/96              9105                 9334                       9257
4/96              9593                 9708                       9947
5/96              9753                 9664                       9755
6/96              9830                 9724                       9898
7/96              9229                 9060                       9281
8/96              9503                 9292                       9487
9/96              9583                 9372                       9572
10/96             9383                 9122                       9358
11/96             9581                 9275                       9493
12/96             9675                 9317                       9409
1/97              10460                9953                       10042
2/97              10818                10379                      10499
3/97              10567                10106                      10312
4/97              10575                10124                      10314
5/97              10972                10413                      10484
6/97              11838                10971                      11020
7/97              12238                11134                      11193
8/97              10980                9718                       9981
9/97              11386                9987                       10029
10/97             9428                 8348                       8502
11/97             9114                 8043                       8012
12/97             9485                 8237                       8041
1/98              8437                 7591                       7579
2/98              9009                 8384                       8360
3/98              9256                 8748                       8630
4/98              9388                 8652                       8563
5/98              8192                 7467                       7543
6/98              7333                 6684                       6768

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights (continued)
June 30, 1998

     Q:  WHAT WAS THE FUND'S STRATEGY IN ASIA?

     A: Throughout the year, we maintained an underweight position in Asian markets, given the region's negative economic outlook. At the end of June, the combined holdings in Korea, Malaysia, the Philippines, and Thailand amounted to less than 7% of assets. The Portfolio has no exposure to Indonesia, the most troubled market in our estimation. Having such light positions helped us in 1997, but hindered our relative performance in the first quarter of 1998, when several Asian markets rebounded sharply.

         Our 3% weighting in China/Hong Kong reflects our relatively positive outlook for that economy. China's currency is not freely convertible and thus has not come under the same speculative pressures as other Asian currencies in recent months. China also enjoys the insulation of a large domestic economy not heavily reliant on exports. In the absence of strong Japanese economic policy, China has emerged as a leader in Asia, pledging to keep its currency stable despite competitive pressures.

     Q:  WHAT IS THE FUND'S STRATEGY IN OTHER REGIONS OF THE WORLD?

     A: We continue to favor the developing markets of Europe. Our combined 17% exposure to Greece, Turkey, and Portugal helped boost performance during the year. We have also maintained overweight positions in Brazil and South Africa. These economies are in various stages of reform, with ongoing privatizations and corporate restructurings, as well as stocks selling at attractive valuations. Although we believe in their long-term potential, our weightings in Brazil and South Africa were a drag on performance during the year. As a capital-dependent country, Brazil requires investment inflows to finance short-term debt and is invariably hurt by negative investor sentiment. Likewise, rising risk premiums across the emerging markets, as well as nearly US $3 billion of foreign debt scheduled to come due this year put pressure on South Africa's currency prompting the central bank to raise short-term interest rates.

     Q: AFTER SUCH A DIFFICULT YEAR, WHAT CAN WE EXPECT FROM THE EMERGING MARKETS IN THE COMING MONTHS?

     A: Emerging markets around the world will likely remain volatile until the Asian currency crisis subsides. However, we believe the negative environment is creating a catalyst for positive change by building the foundation for stronger and more competitive markets for the long term. In markets from Brazil to Turkey, we are seeing an increased emphasis on privatization and structural reforms, greater transparency in financial reporting, and advances in capital market development. Just as the market crash of 1987 affected global markets and now looks like a blip on a long-term price chart, we believe the emerging markets will recover and share in the powerful trends toward long-term global prosperity.

         There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.
2

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights
June 30, 1998


                              TOP FIVE COUNTRIES
                    (as a percentage of total net assets):
              Brazil......................................  19.4%
              South Africa................................  14.9
              Turkey......................................   7.4
              Portugal....................................   5.5
              India.......................................   5.4

                              TOP TEN INDUSTRIES
                    (as a percentage of total net assets):

              Telephone Networks..........................  11.4%
              Banks.......................................  10.2
              Electric Utilities..........................   8.2
              Oil.........................................   6.5
              Holdings....................................   5.3
              Retail Trade................................   4.0
              Metals and Mining...........................   3.8
              Conglomerates...............................   3.5
              Food & Beverage.............................   3.1
              Diversified Financial Services..............   2.9

                               TOP TEN HOLDINGS
                    (as a percentage of total net assets):

              Telec Brasileiras-Telebras ON...............   4.5%
              De Beers Centenary..........................   3.2
              Liberty Life Association of Africa Ltd......   2.0
              Cia Energetica de Minas Gerais..............   2.0
              Barlow Ltd..................................   1.9
              Yapi ve Kredi Bankasi A.S...................   1.8
              Haci Omer Sabanci Holdings A.S..............   1.7
              Sasol Ltd...................................   1.6
              Telebras (preferred)........................   1.5
              Sonae Investimentos.........................   1.4

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Highlights
June 30, 1998


COMMON STOCKS--85.4%                                                                                     VALUE
         SHARES                                                                                        (NOTE 1)
                             ARGENTINA--3.4
         48,600              Banco de Galicia, ADR (Banks)                                          $    883,913
        377,160              Cresud S.A.+ (Real Estate)                                                  603,544
        313,437              Inversiones y Representaciones (Real Estate)                                921,638
          6,590              Inversiones y Representaciones, GDR (Euro) (Real Estate)                    191,934
        313,590              Siderar S.A. (Steel)                                                      1,191,815
         61,600              Telefonica de Argentina, Sponsored ADR (Telephone/Networks)               1,998,150
         32,200              Y.P.F. Sociedad Anonima, ADS (Oil)                                          968,013
                                                                                                    --------------
                                                                                                       6,759,007
                                                                                                    --------------

                             BANGLADESH--0.1%
         17,400              Apex Tannery (Apparel and Textiles)                                         108,989
                                                                                                    --------------
                             BRAZIL--9.1%
     67,700,000              Centrais Geradoras do Sul do Brasil S.A. - Gerasul+ (Electric Utilities)     92,487
      6,154,000              Cia Saneamento Basico Estado (Water Utilities)                              739,619
     19,700,000              Electrobras (Electric Utilities)                                            592,763
     67,700,000              Eletrobras (Electric Utilities)                                           1,990,230
         22,600              Electrobras, GDS*** (Electric Utilities)                                  1,695,000
        136,000              Souza Cruz S.A. (Tobacco)                                                 1,011,284
         15,670              Telebras, ADR (Telephone/Networks)                                        1,710,968
    111,520,000              Telec Brasileiras-Telebras ON (Telephone/Networks)                        8,871,082
      1,291,545              Telecomunicacacoes de Ceara (Telephone/Regional-Local)                      245,679
      4,350,833              Telemunicacoes de Sao Paulo S.A. (Telephone/Regional-Local)               1,023,239
        170,996              Telesp Cellular S.A.+ (Telephone/Regional-Local)                              7,252
                                                                                                    --------------
                                                                                                      17,979,603
                                                                                                    --------------

                             CHILE--1.2%
         30,000              Cia de Telecommunicacoes de Chile S.A., ADR (Telephone/Integrated)          609,375
         63,600              Linea Aerea Nacional Chile S.A.+ (Airlines)                                 516,750
         19,034              Sociedad Quimica y Minera de Chile (Chemicals)                              637,639
         85,500              Supermercados Unimarc S.A.+ (Retail Trade)                                  662,625
                                                                                                    --------------
                                                                                                       2,426,389
                                                                                                    --------------
                             CHINA/HONG KONG--3.1%
         38,000              China Telecom Ltd., Sponsored ADR+ (Telephone/Wireless)                   1,313,375
        360,000              CLP Holdings Ltd. (Electric Utilities)                                    1,640,165
         49,217              HSBC Holdings (Banks)                                                     1,203,746
        620,000              Shanghai Industrial Holdings Ltd. (Conglomerates)                         1,460,377
                                                                                                    --------------
         47,000              Yanzhou Coal Mining Company Ltd., ADR (Coal)                                458,250
                                                                                                       6,075,913
                                                                                                    --------------
                             The accompanying notes are in integral part of these financial statements

4

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

COMMON STOCKS--CONTINUED                                                                                 VALUE
         SHARES                                                                                         (NOTE 1)
                             COLOMBIA--1.1%
        246,000              Almacenes Exito S.A. (Retail Trade)                                    $    485,172
        225,400              Bavaria (Food and Beverage)                                               1,317,166
        225,400              Valores Bavaria S.A. (Holdings)                                             386,917
                                                                                                    --------------
                                                                                                       2,189,255
                                                                                                    --------------

                             CZECH REPUBLIC--1.3%
         48,750              Ceska Radiokomuknikace GDR**+ (Broadcasting/Advertising)                  1,044,469
        126,700              The Czech Value Fund+ (Mutual Funds)                                        839,388
        150,059              Vseobecny I.F.+ (Mutual Funds)                                              292,221
         65,525              Vynosovy I.F.+ (Mutual Funds)                                               457,960
                                                                                                    --------------
                                                                                                         2,634,038
                                                                                                    --------------

                             EGYPT--3.3%
         71,400              Al-Ahram Beverages Company, GDR (Food & Beverage)                           2,266,950
          2,500              Al-Ahram Beverages Company, GDR*** (Food & Beverage)                           79,375
          5,775              Al-Ahram Pyramid Beverages Company (Food & Beverage)                          369,058
        101,028              Amreya Cement (Cement)                                                      1,747,351
        115,000              Paints and Chemical Industries Company*** (Paint)                           1,075,250
         57,200              Tora Cement (Cement)                                                          985,123
                                                                                                    --------------
                                                                                                         6,523,107
                                                                                                    --------------

                             GREECE--3.6%
         19,400              Alpha Credit Bank (Banks)                                                   1,572,818
         42,500              Hellenic Petroleum (Oil)                                                      347,158
         43,333              Hellenic Telecommunication Organization S.A. (Telephone/Networks)           1,111,030
         51,000              Heracles General Cement S.A. (Cement)                                       1,188,581
         14,340              National Bank of Greece (Banks)                                             1,837,869
         23,000              STET Hellas Telecommunications S.A., ADR (Telecommunications/Wireless)        953,063
                                                                                                    --------------
                                                                                                         7,010,519
                                                                                                    --------------

                             HUNGARY--1.6%
         47,000              Borsodchem Rt.+ (Chemicals)                                                 1,375,206
         15,000              EGIS Rt.+ (Pharmacy/Drugs)                                                    528,459
         25,000              Mol Magyar Olaj-es Gazipari Rt. (Oil)                                         674,872
         74,500              Zalakeramia Rt., GDR***+ (Building Materials)                                 517,775
                                                                                                    --------------
                                                                                                         3,096,312
                                                                                                    --------------

                             INDIA--5.4%
         23,425              Bajaj Auto, Ltd. (Auto/Auto Parts)                                            316,017
         65,100              Bajaj Auto Ltd., GDS*** (Auto/Auto Parts)                                     869,085
        150,000              Bharat Petroleum Corporation Ltd. (Oil)                                     1,240,861
         50,000              Bombay Suburban Electric Company, GDR (Electric Utilities)                    516,250
        140,000              BSES Ltd.*** (Electric Utilities)                                             515,094
            100              Carrier Aircon, Ltd. (Home Appliance)                                             441

                             The accompanying notes are in integral part of these financial statements

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

COMMON STOCKS--CONTINUED                                                                                  VALUE
         SHARES                                                                                          (NOTE 1)
                             INDIA--CONTINUED
         35,000              Castrol (India) Ltd.** (Chemicals)                                     $      492,394
             50              Hindustan Lever Ltd.** (Cosmetics and Personal Care)                            1,780
         90,000              Hindustan Petroleum Corporation Ltd.** (Oil)                                  828,892
         17,000              Housing Development and Finance Corporation** (Banks)                       1,200,024
         69,206              Indian Hotels Company, Ltd.** (Lodging)                                       701,445
         21,600              Indian Hotels, GDS*** (Lodging)                                               167,400
          1,950              ITC Ltd. (Tobacco)                                                             29,986
         53,000              ITC Ltd., GDR** (Tobacco)                                                     934,125
         50,000              Kirloskar Cummins India Ltd.+ (Machinery & Tools)                             415,979
        300,000              Mahanagar Telephone Nigam, Ltd.+ (Telephone/Regional-Local)                 1,262,264
            100              Oil and Natural Gas Corporation Ltd.** (Oil)                                      424
            150              State Bank of India (Banks)                                                       748
         40,000              Videsh Sanchar Nigam Ltd., GDR (Telephone/Long Distance)                      414,000
         70,000              Videsh Sanchar Nigam Ltd., GDR (Telephone/Long Distance)                      724,500
                                                                                                    --------------
                                                                                                        10,631,709
                                                                                                    --------------

                             ISRAEL--4.1%
        885,000              Bank Leumi Le-Israel (Banks)                                                1,765,610
        120,000              Dor Energy Ltd., GDR+ (Oil)                                                   864,000
         51,600              ECI Telecom Ltd., ADR (Telecommunications Equipment)                        1,954,350
         18,000              Formula Systems Ltd., ADR+ (Computer Software)                                627,188
        351,124              Machteshim-Agan Industries Ltd. (Chemicals)                                 1,117,748
        534,410              Supersol Ltd. (Retail Trade)                                                1,760,927
                                                                                                    --------------
                                                                                                         8,089,823
                                                                                                    --------------

                             JORDAN--0.3%
          2,000              Arab Bank Group (Banks)                                                       548,523
                                                                                                    --------------
                             KAZAKHSTAN--0.4%
         54,859              Central Asia Growth Fund** (Mutual Funds)                                     411,443
         12,600              Kazomerts Bank+ (Banks)                                                       270,900
                                                                                                    --------------
                                                                                                           682,343
                                                                                                    --------------

                             KOREA--2.6%
        126,300              LG Semiconductor Company+ (Semiconductor)                                     984,275
        158,610              Lucky-Goldstar Chemical Ltd. (Chemicals)                                      877,958
         43,000              Pusan City Gas Company Ltd. (Gas Utilities)                                   566,861
             31              Samsung Electronics, Ltd., New, GDS***+ (Semiconductor)                           496
         28,000              Seoul City Gas Company Ltd. (Gas Utilities)                                   418,063
        195,020              Shinan Bank (Banks)                                                           647,699
         37,590              Sindoh Rioch Company (Computers and Office Equipment)                       1,023,937
         26,000              Youngone Corporation (Apparel & Textiles)                                     509,395
                                                                                                    --------------
                                                                                                         5,028,684
                                                                                                    --------------
                             The accompanying notes are in integral part of these financial statements

6

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

COMMON STOCKS--CONTINUED                                                                                  VALUE
         SHARES                                                                                         (NOTE 1)
                             MALAYSIA--1.1%
        404,000              Berjaya Sports Toto Berhad (Leisure Time)                              $     598,663
        611,000              Powertek Berhad (Electric Utilities)                                         647,768
      2,466,000              Tan Chong International Ltd. Berhad** (Auto/Auto Parts)                      344,625
        822,000              Tan Chong Motor Holdings Berhad (Auto/Auto Parts)                            149,536
        907,000              YTL Power International Berhad (Electric Utilities)                          493,903
                                                                                                    --------------
                                                                                                        2,234,495
                                                                                                    --------------

                             MEXICO--4.0%
        189,000              Acer Computer Latino America S.A. de C.V.+
                             (Computers and Office Equipment)                                             111,480
        236,200              Corporacion GEO, S.A. de C.V., Series B+ (Building Materials)              1,311,711
        404,140              Corporacion Interamericana Entertainment S.A., Series B+
                             (Entertainment)                                                            1,137,916
        131,000              Empresas La Moderna S.A. de C.V., Class A+ (Agricultural Commodities)        761,026
      1,454,000              Grupo Financiero Banorte S.A. de C.V. (Banks)                              1,618,163
         86,100              Grupo Radio Central S.A. de C.V., ADR (Broadcasting/Advertising)             957,863
         53,885              Interamericana Entramineto Corporation, Series L (Entertainment)             125,935
         18,000              Panamerican Beverages Inc., Class A (Food & Beverages)                       565,875
        280,000              San Luis Corporacion S.A. de C.V. (Auto/Auto Parts)                        1,090,646
          5,000              Telefono de Mexico S.A., ADR (Telephone/Networks)                            240,313
                                                                                                    --------------
                                                                                                        7,920,928
                                                                                                    --------------

                             MOROCCO--0.0%#
              2              Banque Marocaine du Commerce Exterieur, GDR*** (Banks)                            48
                                                                                                    --------------
                             PAKISTAN--0.6%
        898,200              Fauji Fertilizer Company Ltd.** (Agriculture Commodities)                    974,081
          6,255              Nishat Textile Mills+ (Apparel and Textiles)                                   1,085
        141,964              Pakistan State Oil** (Oil)                                                   227,703
                                                                                                    --------------
                                                                                                        1,202,869
                                                                                                    --------------

                             PERU--0.4%
        412,760              Ferreyros Enrique S.A. (Holding)                                             556,436
          9,732              Ferreyros Enrique S.A. ADS*** (Machinery & Tools)                            261,243
                                                                                                    --------------
                                                                                                          817,679
                                                                                                    --------------

                             PHILIPPINES--1.1%
         87,500              Benpress GDR*** (Broadcasting/Advertising)                                   240,625
        296,000              Manila Electric Company, Series B (Electrical Utilities)                     780,815
         41,240              Music Semiconductors Corporation+ (Semiconductor)                              3,659
         39,243              Philippine Long Distance Telephone, ADR (Telephone/Long Distance)            887,873
      3,487,000              Philippino Telephone Corporation (Telephone/Wireless)                        275,950
                                                                                                    --------------
                                                                                                        2,188,922
                                                                                                    --------------

                             The accompanying notes are in integral part of these financial statements

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

COMMON STOCKS--CONTINUED                                                                                VALUE
         SHARES                                                                                       (NOTE 1)
                             POLAND--0.8%
         45,000              Bank Handloway W. Warszawie, GDR*** (Banks)                            $     856,125
         47,500              Prokom Software, GDR*** (Business Services)                                  815,813
                                                                                                    --------------
                                                                                                        1,671,938
                                                                                                    --------------

                             PORTUGAL--4.9%
         63,200              Brisa-Auto Estradas+ (Auto/Auto Parts)                                     2,704,659
         48,000              Cia de Segros Tranquilidade (Insurance)                                    1,300,108
         44,900              Cimpor-Cimentos de Portugal (Building Materials)                           1,578,554
         23,000              Portugal Telecom SA+ (Telephone/Networks)                                  1,219,772
         52,180              Sonae Investimentos (Retail Trade)                                         2,851,819
                                                                                                    --------------
                                                                                                        9,654,912
                                                                                                    --------------

                             ROMANIA--0.1%
         46,653              Romania Growth Fund PLC**+ (Mutual Funds)                                    209,939
                                                                                                    --------------
                             RUSSIA--2.8%
      1,350,000              Bashkirenergo+ (Electric Utilities)                                          108,000
          5,548              Chelyabinskvyazinform, ADR (Telephone/Networks)                              183,084
         13,728              Global Telesystems Group, Inc.**+ (Telephone/Networks)                       654,174
        320,000              Irkutskenegro, ADR (Electric Utilities)                                    1,659,200
         22,046              Kransnoyarskelectrosvyaz, ADR (Telephone/Networks)                            66,138
         26,500              Krasny Oktyabr+ (Food and Beverage)                                           86,125
          5,000              Luk Oil Company, ADR (Oil)                                                   167,500
         84,242              Murmansk Electrosvyaz, ADR (Telecommunications/Other)                         69,500
         29,054              Nizhnovsvyazinform, Sponsored, ADR (Telephone/Regional-Local)                 51,135
        120,450              Orenburg Region Electrosvyez, ADR (Telecommunications/Other)                  15,659
         10,574              Samarasvyazinform+ (Telephone/Regional-Local)                                449,395
        182,300              Tatneft, ADR+ (Oil)                                                        1,412,825
          6,278              Uraltelecom, ADR** (Telecommunications/Networks)                              62,780
         78,300              Uralmash Zavody, ADR*** (Machinery & Tools)                                  508,950
                                                                                                    --------------
                                                                                                        5,494,465
                                                                                                    --------------

                             SOUTH AFRICA--14.9%
        712,703              Barlow, Ltd. (Conglomerates)                                               3,755,813
      5,199,500              Consolidated African Mining Company+ (Metals & Mining)                     1,131,089
        359,000              De Beers Centenary, AG (Metals & Mining)                                   6,308,239
        245,000              Engen Ltd. (Gas)                                                             677,572
      1,700,000              Highstone Property Fund** (Real Estate)                                      451,518
        363,816              JCI Ltd. (Diversified Financial Services)                                  1,892,702
         11,800              Liberty Holdings Ltd. (Holdings)                                             618,853
        207,649              Liberty Life Association of Africa Ltd. (Insurance)                        4,047,940
        289,700              Molope Foods (Holdings)                                                      346,858
        510,300              Molope Foods Ltd., N Shares (Holdings)                                       516,324
        165,300              Nasionale Pers Beperk (Holdings)                                           1,087,133
        845,000              NBS Boland Group Ltd. (Diversified Financial Services)                     1,097,218
      1,001,400              Orion Selections Ltd. (Diversified Financial Services)                     1,241,196

                            The accompanying notes are in integral part of these financial statements

8

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

COMMON STOCKS--CONTINUED                                                                                  VALUE
         SHARES                                                                                         (NOTE 1)
                             SOUTH AFRICA--CONTINUED
          9,000              Pepsi International Bottlers**+ (Food & Beverage)                      $     783,000
        545,811              Sasol, Ltd. (Oil)                                                          3,161,654
        610,000              Smith (C.G.) Ltd., Ord+ (Conglomerates)                                    1,676,729
        320,000              Wooltru Ltd. (Retail Trade)                                                  415,514
        200,000              Wooltru Ltd., N Shares (Retail Trade)                                        256,324
                                                                                                    --------------
                                                                                                       29,465,676
                                                                                                    --------------

                             TAIWAN--4.5%
        680,000              China Development Corporation+ (Diversified Financial Services)            1,573,318
        578,000              Compal Electronics Inc.+ (Computers & Office Equipment)                    1,556,002
        300,000              Hon Hai Precision Industry (Electronics)                                   1,519,186
      1,040,000              Kindom Construction (Real Estate)                                          1,589,034
        330,000              Synnex Technology International Corporation (Computers & Office Equipment) 1,426,202
        626,023              Taiwan Semiconductor Company+ (Semiconductor)                              1,293,568
                                                                                                    --------------
                                                                                                        8,957,310
                                                                                                    --------------

                             THAILAND--1.6%
        261,000              BEC World Public Company Ltd. (Entertainment)                              1,008,128
        146,000              BEC World Public Company Ltd. (F) (Entertainment)                            563,934
        385,000              Cogeneration Public Company (Electric Utilities)                             155,095
        416,100              Cogeneration Public Company (F) (Electric Utilities)                         167,623
      2,100,000              Industrial Finance of Thailand (F) (Securities Brokerage)                    432,938
        122,600              PTT Exploration (F) (Oil)                                                    929,668
                                                                                                    --------------
                                                                                                        3,257,386
                                                                                                    --------------

                             TURKEY--7.4%
     19,500,000              Akbank (Banks)                                                               629,741
     33,900,000              Dogan Sirketler Grubu Holdings A.S.+ (Holdings)                            2,068,626
      5,200,000              Eregli Demir Ve Celik Fabrikalari T.A.S.+ (Retail Trade)                     810,364
     54,500,000              Haci Omer Sabanci Holding A.S.+ (Holdings)                                 3,376,831
     77,066,562              Turk Sise ve Cam+ (Glass)                                                  2,546,698
     41,750,000              Turkiye Halk Bankasi A.S.+ (Banks)                                         1,685,364
    140,183,394              Yapi ve Kredi Bankasi A.S. (Banks)                                         3,579,598
                                                                                                    --------------
                                                                                                       14,697,222
                                                                                                    --------------

                             UKRAINE--0.1%
        232,000              Ukraine Enterprise Corporation (Mutual Funds)                                134,008
                                                                                                    --------------
                             VENEZUELA--0.5%
        711,354              Electricidad Caracas (Electric Utilities)                                    321,122
         26,900              Cia Anonima de Telefonos de Venezuela, ADR (Telephone/Networks)              672,500
                                                                                                    --------------
                                                                                                          993,622
                                                                                                    --------------
                             Total Common Stocks (Cost $199,779,985)                                  168,685,633
                                                                                                    --------------

                             The accompanying notes are in integral part of these financial statements

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

PREFERRED STOCKS--11.2%                                                                                   VALUE
      SHARES                                                                                            (NOTE 1)
                             BRAZIL--10.3%
     39,200,000              Banco do Estado de Sao Paulo S.A. - Banespa (Banks)                    $   1,813,663
    124,461,114              Cia Energetica de Minas Gerais (Electric Utilities)                        3,874,118
     88,402,000              Cia Paranaense de Energi (Electric Utilities)                                825,508
      1,399,400              Cia Rio Grandense de Telecomunicacoes+ (Telephone/Networks)                1,525,782
     19,700,000              Centrais Geradoras do Sul do Brasil S.A. - Gerasul+ (Electric Utilities)      28,446
      2,497,000              Itausa Investimentos Itau (Holdings)                                       1,576,075
          9,400              Kepler Weber S.A.+ (Machinery and Tools)                                      23,164
     19,940,000              Lojas Renner S.A. (Retail Trade)                                             586,192
     84,287,000              Odebrecht S.A. (Heavy Construction)                                          269,648
     10,560,286              Petroleo Brasileiro (Oil)                                                  1,963,133
     26,553,872              Telebras, ADR (Telephone/Networks)                                         2,888,312
     13,792,475              Telec de Minas Gerais S.A. (Telephone/Regional-Local)                        960,005
     18,075,401              Telec do Rio Janeiro S.A. (Telephone/Networks)                             1,359,699
          1,536              Teleceara Celular S.A., Series B (Telephone/Wireless)                            150
      1,291,545              Teleceara Celular S.A., Series D** (Telephone/Wireless)                       67,003
          1,536              Telecomunicacoes Ceara (Telecommunications Equipment)                            279
        170,996              Telecomunicacoes de Sao Paulo S.A. (Telephone/Regional-Local)                 25,859
     19,675,401              Telej Celular S.A., Series B (Telecommunications/Other)                    1,170,266
     13,792,475              Telemig Cellular S.A., Series C (Telephone/Wireless)                         417,394
     12,147,860              Telesp Celular S.A., Series B+ (Telephone/Regional-Local)                  1,008,339
        142,956              Vale do Rio Doce B (Metals & Mining)                                               0
                                                                                                    --------------
                                                                                                       20,383,035
                                                                                                    --------------

                             GREECE--0.2%
         26,500              Delta Dairy S.A.+ (Food & Beverage)                                          305,749
                                                                                                    --------------
                             PORTUGAL--0.6%
         95,000              Lusomundo-SGPS, S.A.+ (Entertainment)                                      1,253,629
                                                                                                    --------------
                             RUSSIA--0.1%
         16,000              Luk Oil Company, ADR (Oil)                                                   128,000
          6,000              Samarasvyazinform+ (Telephone/Regional-Local)                                 90,000
                                                                                                    --------------
                                                                                                          218,000
                                                                                                    --------------
                             Total Preferred Stocks (Cost $21,828,742)                                 22,160,413
                                                                                                    --------------

                             The accompanying notes are in integral part of these financial statements

10

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1998

RIGHTS--0.0%#                                                                                            VALUE
      SHARES                                                                                           (NOTE 1)
                             BRAZIL--0.0%#
          8,482              Telec de Minas Gerais S.A., Rights, Expire 07/14/98+
                             (Telephone/Regional-Local)                                             $           0
        163,022              Telec do Rio Janiero, Rights, Expire 06/12/98+
                             (Telephone/Networks)                                                               0
                                                                                                    --------------
                             GREECE--0.0%#
         19,400              Alpha Credit Bank, Rights, Expire 07/22/98+ (Banks)                           33,054
                                                                                                    --------------
                             TOTAL RIGHTS (COST $0)                                                         33,054
                                                                                                    --------------

WARRANTS--0.2% (Cost $587,593)

                             PHILIPPINES--0.2%
      1,200,000              Jollibee Foods Company, Warrants, Expire 02/24/03+ (Food & Beverage)          366,906
                                                                                                    --------------

                             TOTAL SECURITIES (COST $222,196,320)                                      191,246,006
                                                                                                    --------------

REPURCHASE AGREEMENTS--3.5%
 PRINCIPAL AMOUNT

$     3,473,000              Agreement with Greenwich Capital Markets, Tri-Party, 6.900% dated
                             06/30/98, to be repurchased at $3,473,666, on 07/01/98, collateralized by $3,542,460 market value of U.S. government securities, having various
                             maturities and various interest rates                                       3,473,000

      3,473,000              Agreement with UBS, Tri-Party, 6.300% dated 06/30/98, to be repurchased at $3,473,608, on 07/01/98, collateralized by
                             $3,542,460 market value of U.S. government securities, having
                             various maturities and various interest rates                               3,473,000
                                                                                                    --------------
                             TOTAL REPURCHASE AGREEMENTS (COST $6,946,000)                               6,946,000
                                                                                                    --------------
TOTAL INVESTMENTS (COST $229,142,320*)                                                  100.3%         198,192,006
                                                                                                    --------------
OTHER ASSETS AND LIABILITIES (NET)                                                       (0.3)            (613,897)
                                                                                        --------------------------
NET ASSETS                                                                              100.0%       $ 197,578,109
                                                                                        ==========================
------------------------
  *     Aggregate cost for federal tax purposes was $230,743,370
 **     Illiquid security or special situation security (see Note 5 to Financial Statements).
***     Security exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  #     Amount represents less than 0.1%.
  +     Non-income producing security.

ABBREVIATIONS:
ADR      American Depositary Receipt
ADS      American Depositary Share
(F)      Foreign or Alien Shares
GDR      Global Depositary Receipt
GDS      Global Depositary Share

                             The accompanying notes are in integral part of these financial statements

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Assets and Liabilities
June 30, 1998 Assets:

ASSETS:
Investment in securities, at value (Identified cost $229,142,320) (Note 1)
         Securities                                                                                         $  191,246,006
         Repurchase agreements                                                                                   6,946,000
                                                                                                            --------------
         Total investments                                                                                     198,192,006
Cash                                                                                                               921,939
Foreign currency (Cost $470,398)                                                                                   476,183
Receivables:
         Investment securities sold                                                                              1,393,867
         Dividends                                                                                                 716,851
         Interest                                                                                                    1,216
Other Assets:
         Deferred organization costs (Note 1)                                                                        3,848
                                                                                                            ---------------
Total Assets                                                                                                   201,705,910
LIABILITIES:
Forward foreign currency exchange contracts:
         Net unrealized depreciation of forward foreign currency
              contracts (Note 3)                                                $          925
Payables:
         Investment securities purchased                                             3,819,795
         Custodian fees                                                                179,139
         Management fee (Note 2)                                                        73,751
         Administration fee (Note 2)                                                     2,847
         Trustees' fees and expenses (Note 2)                                            1,885
         Transfer agency and servicing fees                                              1,469
         Accrued liabilities and expenses                                               47,990
                                                                               ---------------

Total Liabilities                                                                                                4,127,801
                                                                                                            ---------------
NET ASSETS                                                                                                  $  197,578,109
                                                                                                            ===============

NET ASSETS consist of:
         Undistributed net investment income                                                                $     (196,482)
         Accumulated net realized loss on securities sold, forward foreign
              currency exchange contracts and foreign currency transactions                                    (31,432,938)
         Net unrealized appreciation of investments, forward foreign currency
              exchange contracts, foreign currency transactions and net other assets                           (30,954,060)
         Shares of beneficial interest                                                                              55,491
         Additional paid-in capital                                                                            260,106,098
                                                                                                            ---------------
NET ASSETS                                                                                                  $  197,578,109
                                                                                                            ===============
Net Asset Value, per share outstanding*                                                                     $        35.61
                                                                                                            ===============
Maximum offering price per share (Note 4) ($35.61/.9925) (based on maximum investment expense reimbursement fee of
              0.75% of the offering price)                                                                  $        35.88
                                                                                                            ===============
Number of Fund shares outstanding                                                                                5,549,105
                                                                                                            ===============

---------------------------
* Redemption price per share is equal to Net Asset Value less any applicable investment expense reimbursement fee (Note 4)

                             The accompanying notes are in integral part of these financial statements

12

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Operations
For the Year Ended June 30, 1998

NET INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $306,725)                                                    $    5,291,687
Interest                                                                                                           632,189
                                                                                                            ---------------
Total Income                                                                                                     5,923,876
                                                                                                            ===============
EXPENSES:
Management fee (Note 2)                                                            $     3,536,299
Custodian fees                                                                             565,136
Administration fee (Note 2)                                                                133,581
Legal and audit fees                                                                        76,820
Interest Expense                                                                            16,546
Amortization of organization costs (Note 1)                                                  7,883
Trustees' fees and expenses (Note 2)                                                         6,471
Transfer agency and servicing fees                                                           4,581
Other                                                                                      100,188
                                                                                   ----------------
Total Expenses                                                                                                   4,447,505
Fees deferred by Manager and waived by Administrator (Note 2)                                                   (1,090,011)
                                                                                                            ---------------
NET EXPENSES                                                                                                     3,357,494
                                                                                                            ---------------
NET INVESTMENT INCOME                                                                                       $    2,566,382
                                                                                                            ---------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
         Securities transactions and equity swaps                                                              (26,410,489)
         Forward foreign currency exchange contracts                                                            (1,119,965)
         Foreign currency transactions (Net of CPMF tax expenses of  $119,816)                                  (1,905,985)
                                                                                                            ---------------
Net realized loss on investments during the period                                                             (29,436,439)
                                                                                                            ---------------
Net change in unrealized appreciation/(depreciation) of:
         Securities                                                                                            (95,315,797)
         Forward foreign currency exchange contracts                                                                 1,728
         Foreign currency and net other assets                                                                      80,165
                                                                                                            ---------------
Net unrealized depreciation of investments during the period                                                   (95,233,904)
                                                                                                            ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                               (124,670,343)
                                                                                                            ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $ (122,103,961)
                                                                                                            ---------------

                             The accompanying notes are in integral part of these financial statements

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Changes in Net Assets

                                                                                   Year Ended                  Year Ended
                                                                                    6/30/98                     06/30/97
                                                                                -----------------           -----------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income.                                                          $       2,566,382           $       2,456,315
Net realized gain/(loss) on securities transactions, forward foreign currency exchange contracts and foreign currency
         transactions during the period                                               (29,436,439)                 14,926,319
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, foreign currency and
         net other assets during the period                                           (95,233,904)                 39,479,077
                                                                                -----------------           -----------------
Net increase/(decrease) in net assets resulting from operations                      (122,103,961)                 56,861,711
Distributions to shareholders from net investment income                               (3,559,976)                 (2,730,875)
Distributions to shareholders from net realized gains on investments                     (854,895)                         --
Net increase/(decrease) from beneficial interest transactions (Note 4)                (10,083,756)                  9,171,901
                                                                                -----------------           -----------------
Net increase/(decrease) in net assets.                                               (136,602,588)                 63,302,737

NET ASSETS:
Beginning of period                                                                   334,180,697                 270,877,960
                                                                                -----------------           -----------------

End of period (including (distributions in excess of net
investment income)/undistributed net investment income
of ($996,482) and $1,620,507, respectively)                                     $     197,578,109           $     334,180,697
                                                                                =================           =================

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                         6/30/98     6/30/97    6/30/96    6/30/95++  6/30/94*
                                                                      ----------------------------------------------------------
Net asset value--beginning of year                                       $ 58.52     $ 49.09    $ 44.61    $ 43.71    $ 50.00
                                                                      ----------------------------------------------------------
Net investment income                                                       0.32        0.43       0.50       0.13       0.09
Net realized and unrealized gain/(loss) on investments                    (22.44)       9.46       3.93       0.67      (6.67)
                                                                      ----------------------------------------------------------

Net increase/(decrease) in net assets resulting from
        investment operations                                             (22.12)       9.89       4.43       0.80      (6.58)
                                                                      ----------------------------------------------------------
Effect of redemption expense reimbursement fee                                --        0.02       0.09       0.11       0.29
                                                                      ----------------------------------------------------------
Distributions from net investment income                                   (0.64)      (0.48)     (0.04)     (0.01)         -
Distributions from net realized gains on investments                       (0.15)          -          -          -          -
                                                                      ----------------------------------------------------------
Net asset value--end of year                                             $ 35.61     $ 58.52    $ 49.09     $44.61   $  43.71
                                                                      ----------------------------------------------------------
Total return**                                                            (38.05)%     20.45%     10.14%      2.09%    (12.58)%
                                                                      ==========================================================

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $197,578     $ 334,181   $ 270,878   $ 186,666  $ 127,085
Ratio of net investment income to average net assets                        0.96%         0.86%       1.16%       0.29%      0.47%+
Ratio of net expenses to average net assets                                 1.25%         1.26%       1.29%       1.40%      1.40%+
Portfolio turnover rate                                                      104%           85%         88%        101%        33%
Net investment income/(loss) before deferral of fees by Manager           $ 0.03        $ 0.26      $ 0.33     $ (0.05)    $ 0.01
Ratio of expenses before deferral of fees by Manager                        1.66%         1.61%       1.70%       1.79%      1.81%+
-----------------------
  *  The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.
  ** Total return represents aggregate total return for the periods indicated.
  +  Annualized.
  ++ Per share numbers have been calculated using the monthly average shares method, which more appropriately represent the per share data for the year since the use of the undistributed method did not accord with results of operations.

                             The accompanying notes are in integral part of these financial statements

14

The Montgomery Funds II
Notes to Financial Statements

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional Series:
Emerging Markets Portfolio. As of June 30, 1998, the Trust had four publicly offered series, the Montgomery U.S. Asset Allocation Fund, the Montgomery Global Long-Short Fund, the Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Series: Emerging Markets Portfolio. Information presented in these financial statements pertains only to the Montgomery Institutional Emerging Markets Portfolio (the "Fund"). The financial statements for the Montgomery U.S. Asset Allocation Fund have been presented under separate cover.

1.   SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

     a.  PORTFOLIO VALUATION

         The Fund's securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

         Portfolio securities which are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets, except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation.

     b.  REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government or other debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     c.  FOREIGN CURRENCY

         Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation)of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

     d.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Fund may engage in forward foreign currency exchange contracts (forward contract) as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

The Montgomery Funds II
Notes to Financial Statements
(continued)

         Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/(loss) is recorded daily. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain/(loss) from foreign currency related transactions.

         Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet terms of their contracts. Additionally, when utilizing forward contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

     e.  equity swaps

         The Fund has entered into equity swap agreements in order to participate in foreign markets not currently accessible to the Fund. Pursuant to these agreements, the Fund pays a swap fee in cash, which is equal to a fixed percentage of the cost for the underlying security (the "notional amount"). Additionally, the Fund will make semi-annual payments to the swap counterparty, equal to any capital depreciation on the underlying security Plus a floating-rate payment based on the notional amount and the six month LIBOR rate. The swap counterparty will make annual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. During the terms of the agreements, changes in the value of the swaps are recorded as unrealized gains or losses. Amounts received from (paid to) the swap counterparty representing capital appreciation (depreciation) are recorded as realized gain (loss), while dividends on the underlying security are recorded when received. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. At June 30, 1998, there were no outstanding equity swap agreements.

     f.  DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income of the Fund are declared and paid annually.

         Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. During the year ended June 30, 1998, the Fund recharacterized $476 from net investment income to realized gains.

         Permanent differences incurred during the year ended June 30, 1998, resulting from differences in book and tax accounting that have been reclassified at year end to undistributed net investment income, accumulated net realized gain/(loss) and paid-in capital were as follows:

              PAID-IN           UNDISTRIBUTED NET            ACCUMULATED NET
              CAPITAL           INVESTMENT INCOME          REALIZED GAIN/(LOSS)
              -------           -----------------          --------------------
            $ 2,721,770            $ (823,395)                 $ (1,898,375)

     g.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

     h.  FEDERAL INCOME TAXES

         The Fund has elected and qualified and it is the intention of the Fund to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

     i.  ORGANIZATION COSTS

         Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

The Montgomery Funds II
Notes to Financial Statements
(continued)

     j.  EXPENSES

         Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds in the Trust based upon relative net assets.

2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

     a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.

         Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an annual rate of one and twenty-five one-hundredths percent (1.25%) of the first $50 million in average daily net assets, one percent (1.00%) of the next $50 million of daily net assets, and nine-tenths of one percent (.90%) of amounts over $100 million in average daily net assets. The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below the lesser of 1.25% of average daily net assets. Any reductions made for the Fund by the Manager in its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the year ending June 30, 1998, the Manager recouped fees of $906,841, which were deferred during prior fiscal year. These amounts have been included with current year management fees in the Statement of Operations and are part of the effective rate above.
         For the year ended June 30, 1998, the Manager has deferred fees of $993,833. As of June 30, 1998, the deferred management fee subject to recoupment is $1,090,011.

     b. Montgomery Asset Management, LLC serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the year ended June 30, 1998, the Administrator has voluntarily waived fees of $96,178. This waiver may not be recouped by the Administrator.

     c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($5,000 of which was allocated to The Montgomery Funds II).

     d. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees to its distributor, Funds Distributor, Inc.

3.   SECURITIES TRANSACTIONS:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 1998, were $262,002,741 and $276,183,996, respectively.

     b. At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $4,804,071 and $37,355,435, respectively.

The Montgomery Funds II
Notes to Financial Statements
(continued)

     c.  The schedules of forward foreign currency exchange contracts at June 30, 1998 were as follows:

                                                                   SETTLEMENT        IN EXCHANGE      NET UNREALIZED
                                                                      DATE           FOR (U.S.$)       DEPRECIATION
                                                                   ----------        -----------      --------------
         Forward Foreign Currency Exchange Contracts to Receive:
                               1,351,786         Philippine Peso     07/01/98        $  31,561         $    855
                                  75,597         Brazilian Real      07/02/98           65,293               70
                                                                   ----------        -----------      --------------
         TOTAL FORWARD FOREIGN CURRENCY
            EXCHANGE CONTRACTS TO SELL
         (CONTRACT COST $191,652)                                                    $ 96,854          $    925

     d.  Under an unsecured Revolving Credit Agreement with DeutscheBank (New
         York), the Fund, along with other funds of Montgomery Funds I, Montgomery Funds II and Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies)up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $250,000,000. For the year ended June 30, 1998, there were no borrowings by the Fund under this agreement.

4.       TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

         The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                     YEAR ENDED        JUNE 30, 1998      YEAR ENDED JUNE 30, 1997
                                                     -----------------------------------------------------------------------
                                                       SHARES              AMOUNT            SHARES            AMOUNT
                                                     -----------------------------------------------------------------------
               Shares Sold                             839,837             $ 46,214,845       258,831          $ 13,097,700
               Issued as reinvestment of dividends      73,789                3,279,907        44,511             2,074,201
               Shares redeemed                      (1,075,255)             (59,578,508)     (110,640)           (6,000,000)
                                                     -----------------------------------------------------------------------
               NET INCREASE/(DECREASE)                (161,629)           ($ 10,083,756)      192,702           $ 9,171,901
                                                     =======================================================================

To the extent consistent with certain tax requirements, investment expense reimbursement fees and redemption expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amounts above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders. The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund or the sale of securities to obtain cash.

5. ILLIQUID AND SPECIAL SITUATION SECURITIES:

The Fund may not invest more than 15% of its net assets in illiquid securities. The following securities have been determined by the Manager to be illiquid because they are restricted or there is an exceptionally low trading volume in the primary trading market for the securities at June 30, 1998:

                                 ACQUISITION                      6/30/98          VALUE                        % OF TOTAL
SECURITY                             DATE           SHARES    MARKET VALUE       PER SHARE        COST          NET ASSETS
--------                         -----------        ------    ------------       ---------      ---------       ----------
Global Telesystems Group, Inc.     03/31/98         13,728     $ 654,174          $ 47.65       $ 507,358          0.33%
Pepsi International Bottlers       12/27/95          9,000       783,000            87.00           9,000          0.40%
                                                              ------------                                      ----------
                                                              $1,437,174                                           0.73%
                                                              ============                                      ==========

In addition, certain of the foreign currency at June 30, 1998 may be illiquid because conversion to U.S. dollars could take more than seven days.

The securities shown in the table below were held by the Fund on June 30, 1998 and are generally unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. However, because the process

The Montgomery Funds II
Notes to Financial Statements
(continued)

of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of each of these securities were deemed restricted or illiquid in the hands of the Fund at June 30, 1998. The Fund bears the cost of re-registering these securities.


                                    ACQUISITION                        6/30/98          VALUE                      % OF TOTAL
SECURITY                               DATE           SHARES        MARKET VALUE      PER SHARE      COST          NET ASSETS
--------                            -----------       ------        ------------      ---------    ---------       -----------
BSES Ltd.                             02/12/98        11,775        $ 43,322          $ 3.68       $ 193,007          0.02%
Castrol (India)Ltd.                   06/17/97            57             801           14.05             824          0.00#
Central Asia GRowth Fund              11/03/97        54,859         411,443           7.500         565,000          0.21
Ceska Radiokamuknikace, GDR           05/25/98        48,750       1,044,469           21.43         909,846          0.53
Fauji Fertilizer Company, Ltd.        11/27/96       898,200         974,081            1.08       1,796,937          0.49
Highstone Property Fund               09/19/95     1,700,000         451,518            0.27         894,896          0.23
Hindustan Lever Ltd.                  06/02/97            50           1,780           35.60           1,618          0.00#
Hindustan Petroleum Corporation Ltd   06/11/97         8,000          73,679            9.21         102,066          0.04
Housing Development and Finance
Corporation                           02/05/96        17,000       1,200,024           70.59       1,262,911          0.61
India Hotel Company, Ltd.             07/15/97            50             507           10.14             882          0.00#
ITC Ltd.                              06/02/98         2,655          40,827           15.38          43,815          0.02
Oil and Natural Gas Corporation Ltd.  05/28/97           100             424            4.24           1,007          0.00#
Pakistan State Oil                    09/14/95        84,900         136,171            1.60         670,329          0.07
Romania Growth Fund                   05/22/97        46,653         209,939            4.50         474,320          0.11
Tan Chong International Ltd. Berhad   02/06/98     2,466,000         344,625            0.14         227,928          0.17
Teleceara Celular SA, Series D        04/17/97     1,291,545          67,003            .0.5         348,492          0.03
Ural Telecom ADR                      02/20/98         6,278          62,780           10.00         182,925          0.03
Uralmash Zavody, ADR                  10/28/97        78,300         508,950            0.76         673,380          0.26
                                                                  ----------                                        ------
                                                                  $5,572,343                                          2.82%
                                                                  ==========                                        ======
--------------------------
     # Amount represents less than 0.01%.

6.   FOREIGN SECURITIES:

     The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

The Montgomery Funds II
Tax Information (Unaudited)
Fiscal Year Ended June 30, 1998

For the fiscal year ended June 30, 1998, foreign income and foreign taxes paid relating to foreign sources and possessions in the United States, on a per share basis were as follows:

                                                                               FOREIGN          FOREIGN
                                                                               INCOME           TAXES
Montgomery Institutional Series: Emerging Markets Portfolio                    $ 0.8759         $ 0.0793

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

The Montgomery Funds II
Report of Independent Accountants



TO THE BOARD OF TRUSTEES OF THE MONTGOMERY FUNDS II AND SHAREHOLDERS OF MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


In our opinion, the accompanying statements of assets and liabilities, including the portfolio investments, and the related statements of operations, of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Montgomery Institutional Series: Emerging Markets Portfolio (a portfolio of the Montgomery Funds II) (the "Fund") at June 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the year ended June 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

The financial statements of the Fund for the year ended June 30, 1997 were audited by other independent accountants whose report dated August 8, 1997 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, CA
August 14, 1998